Trade and other payables - Narrative (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Marketing costs	€ 4.1	€ 3.2	€ 3.2
Low
Trade And Other Payables [Line Items]
Trade payables settlement period	30 days
High
Trade And Other Payables [Line Items]
Trade payables settlement period	60 days